Stockholders' Equity - Additional Information (Detail) - USD ($)			3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 27, 2022	Sep. 14, 2022	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, shares authorized		950,000	950,000	950,000	950,000,000	950,000,000
Common stock, par or stated value per share		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares, issued			84,254	84,254	65,772,001	65,742,883
Common stock, shares, outstanding			84,254	84,254	65,772,001	65,742,883
Common stock, voting rights					one vote
Share based payment arrangement, nonvested award, cost not yet recognized, period for recognition				3 years 3 months 18 days
Common Stock and Preferred Stock Shares Authorized		1,000,000	1,000,000,000	1,000,000,000
Preferred stock shares authorized		50,000	50,000,000	50,000,000
Preferred stock par or stated value per share		$ 0.0001	$ 0.0001	$ 0.0001
Maximum Number of Common Stock Issuable	200,000,000
Public Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price of warrant			$ 11.5	$ 11.5
Number of warrants or rights outstanding			29,483,000	29,483,000
Private Placement Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price of warrant			$ 11.5	$ 11.5
Number of warrants or rights outstanding			16,400,000	16,400,000
PIPE units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price of warrant		$ 12.5	$ 12.5	$ 12.5
Number of warrants or rights outstanding			2,052,000	2,052,000
Class of warrants and rights issued during the period		2,052		2,052,000
Class of warrants and rights issued, price per warrant		$ 10		$ 10
2008 Stock Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation arrangement by share-based payment award, terms of award				10	10
Share based compensation arrangement by share-based payment award, award requisite service period				90 days	90 days
Common stock, capital shares reserved for future issuance			12,642,000	12,642,000	12,642,364
Number of shares issued under share-based payment arrangement				376,000	375,546
Total intrinsic value of stock options exercised					$ 28,000	$ 1,000
Share based compensation arrangement by share based payment award, options, vested in period, fair value					273,000	$ 9,000
Share based payment arrangement, nonvested award, cost not yet recognized					$ 404,000
Share based payment arrangement, nonvested award, cost not yet recognized, period for recognition					9 months 18 days
Share based compensation arrangement share options granted fair value per share					$ 2.5	$ 1.73
Sharebased compensation arrangement share options granted during period					3,609,610	1,393,713
Options granted, Weighted- Average Exercise Price Per Share					$ 2.43	$ 1.73
Share-based compensation arrangement by share-based payment award, options outstanding number					10,056,990	8,473,849	8,558,849
2008 Stock Plan [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation arrangement by share-based payment award, award vesting period				2 years	2 years
2008 Stock Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation arrangement by share-based payment award, award vesting period				4 years	4 years
2016 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation arrangement by share-based payment award, terms of award					10
Share based compensation arrangement by share-based payment award, award vesting period					4 years
Common stock, capital shares reserved for future issuance					16,378,888
Number of shares issued under share-based payment arrangement					5,749,559
Total intrinsic value of stock options exercised					$ 54,000	$ 29,000
Share based compensation arrangement by share based payment award, options, vested in period, fair value					859,000	$ 42,000
Share based payment arrangement, nonvested award, cost not yet recognized			$ 9,164,000	$ 9,164,000	$ 4,436,000
Share based payment arrangement, nonvested award, cost not yet recognized, period for recognition					3 years 3 months 18 days
Share based compensation arrangement share options granted fair value per share					$ 1.14
Sharebased compensation arrangement share options granted during period				3,875,000	4,707,235	0
Options granted, Weighted- Average Exercise Price Per Share				$ 2.62	$ 1.77	$ 0
Share-based compensation arrangement by share-based payment award, options outstanding number			14,216,000	14,216,000	10,372,865	5,731,145	6,000,484
2022 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation arrangement by share-based payment award, terms of award		10
Common stock, capital shares reserved for future issuance		9,900,000	9,907,000	9,907,000
Sharebased compensation arrangement share options granted during period		0
Common stock capital shares reserved for future issuance increase		15,000,000
Share-Based compensation arrangement by share-Based payment award, purchase Price of common stock, percent		100.00%
2022 ESPP
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation arrangement by share-based payment award, terms of award		27
Common stock, capital shares reserved for future issuance		990,000
Share-Based compensation arrangement by share-Based payment award, purchase Price of common stock, percent		85.00%
Executive Incentive Compensation Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Sharebased compensation arrangement share options granted during period				0
Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock issued during period shares			85,000	85
Common Stock [Member] | Share Price Equal Or Exceeds Twenty Dollar Per Share [Member] | PIPE units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price		$ 20	$ 20	$ 20
Common Stock Purchase Agreement | BRPC II [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Agreement Period	24 months
Common Stock Issuance Discount Rate	3.00%
Percentage of Common Stock Outstanding which can be issued	19.99%
Stock issued during period shares	85,000
Issuance Costs	$ 272,000
Stock issued during period, shares, other				0
Share-Based Payment Arrangement, Nonemployee [Member] | 2022 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based compensation arrangement by share-Based payment award, purchase Price of common stock, percent		110.00%
Percentage of Shareholding		10.00%
Dividend Declared [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Dividends payable					$ 0